Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Other Comprehensive loss	Accumulated deficit
BALANCE, value at Dec. 31, 2014	$ 1,154,302	$ 219	$ 1,568,588	$ (378)	$ (414,127)
BALANCE, shares at Dec. 31, 2014		21,885,247
Net income / (loss)	(105,197)				(105,197)
Other comprehensive income / (loss)	(3,109)			(3,109)
Amortization of stock-based compensation (Note 12)	1,407		1,407
Issuance of common stock (Note 9), value	417,797	$ 210	417,587
Issuance of common stock (Note 9), shares		21,050,084
Shares for commission to Oceanbulk Maritime, value	519		519
Issuance of common stock Excel Transactions, value	19,308	$ 9	19,299
Issuance of common stock Excel Transactions, shares		851,577
BALANCE, value at Jun. 30, 2015	1,485,027	$ 438	2,007,400	(3,487)	(519,324)
BALANCE, shares at Jun. 30, 2015		43,786,908
BALANCE, value at Dec. 31, 2015	1,135,358	$ 438	2,008,440	(1,216)	(872,304)
BALANCE, shares at Dec. 31, 2015		43,821,114
Net income / (loss)	(81,696)				(81,696)
Other comprehensive income / (loss)	(263)			(263)
Amortization of stock-based compensation (Note 12), value	2,285	$ 2	2,283
Amortization of stock-based compensation (Note 12), shares		134,545
BALANCE, value at Jun. 30, 2016	$ 1,055,684	$ 440	$ 2,010,723	$ (1,479)	$ (954,000)
BALANCE, shares at Jun. 30, 2016		43,955,659